Summary of Significant Accounting Policies (Tables)	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Schedule of Reconciliation of Class A Ordinary Shares Reflected in the Condensed Balance Sheet
At December 31, 2020, the Class A ordinary shares reflected in the condensed balance sheets are reconciled in the following table:

Gross proceeds	$207,372,020
Less:
Proceeds allocated to Public Warrants	$(13,275,495)
Class A ordinary shares issuance costs	$(11,138,216)
Plus:
Accretion of carrying value to redemption value	$24,413,711

Class A ordinary shares subject to possible redemption	$207,372,020

At September 30, 2021 and December 31, 2020, the Class A ordinary shares reflected in the condensed balance sheets are reconciled in the following table:

Gross proceeds	$207,372,020
Less:
Proceeds allocated to Public Warrants	$(13,275,495)
Class A ordinary shares issuance costs	$(11,138,216)
Plus:
Accretion of carrying value to redemption value	$24,413,711

Class A ordinary shares subject to possible redemption	$207,372,020

Schedule of Earnings Per Share Basic And Diluted
The following table reflects the calculation of basic and diluted net loss per ordinary share (in dollars, except per share amounts):

	For The Period From July 31, 2020 (inception) through December 31, 2020
	Class A	Class B
Basic and diluted net loss per ordinary share:
Numerator:
Allocation of net loss	$(3,520,953)	$(1,340,237)
Denominator:
Basic and diluted weighted average ordinary shares outstanding	13,429,289	5,111,809

Basic and diluted net loss per ordinary share	$(0.26)	$(0.25)

The following table reflects the calculation of basic and diluted net loss per ordinary share (in dollars, except per share amounts):

	Three Months Ended September 30, 2021		Nine Months Ended September 30, 2021		For the Period from July 31, 2020 (Inception) Through September 30, 2020
	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss, as adjusted	$(368,518)	$(96,630)	$(10,308,085)	$(2,577,021)	$(1,323,216)	$(1,709,153)
Denominator:
Basic and diluted weighted average shares outstanding	20,737,202	5,184,300	20,737,202	5,184,300	3,870,968	5,000,000

Basic and diluted net loss per ordinary share	$(0.02)	$(0.02)	$(0.50)	$(0.50)	$(0.34)	$(0.34)